Goodwill and Intangible Assets (Tables) - Successor [Member]	1 Months Ended
Jun. 30, 2018
Schedule of Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for June 30, 2018 (Successor) are as follows (in thousands):

Goodwill
Balance as of December 31, 2017 (Predecessor)	$182,053
Elimination of Predecessor goodwill	(182,053)
Acquisition of business (see Note 4)	475,663
Balance as of June 30, 2018 (Successor)	$475,663

Schedule of Intangible Assets Subject to Amortization

The following is the weighted average amortization period for intangible assets subject to amortization (in years):

Amortization
Customer contracts and software	10.0
Trademarks and trade names	8.0
Total intangible assets	9.8

The details of our intangible assets subject to amortization are set forth below (in thousands):

	Successor June 30, 2018			Predecessor December 31, 2017
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Customer contracts	$153,010	$(1,275)	$151,735	$58,770	$(58,760)	$10
Trademarks and trade names	25,000	(261)	24,739	-	-	-
Total intangible assets	$178,010	$(1,536)	$176,474	$58,770	$(58,760)	$10